Non-controlling interest (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2016		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	$ 0.2		$ 28.7		$ 26.5	[1]	$ 26.5	[1]	$ 26.5	[1]	$ 26.5	[1]	$ 10.1
Net income due to non-controlling interest	(3.4)	[1]	(3.7)	[1]	(3.8)	[1]	(7.5)	[1]	(10.9)	[1]	14.4		16.2	[1]	$ 12.4	[1]
Dividend declared to non-controlling interest											(42.1)
Balance, end of period	$ 0.1		$ 0.2		28.7		0.2		0.1		0.0		26.5	[1]	10.1
Ship Finance
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period					$ 26.5		$ 26.5		$ 26.5		26.5		10.1		(2.3)
Other comprehensive income due to non-controlling interest											1.2		0.2		0.0
Net income due to non-controlling interest											14.4		16.2		12.4
Dividend declared to non-controlling interest											(42.1)
Balance, end of period											$ 0.0		$ 26.5		$ 10.1

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".